TIFF INVESTMENT PROGRAM, INC. (TIP)
                       SUPPLEMENT DATED NOVEMBER 30, 2004
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004

         THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENTS DATED MAY 11, 2004,
                       JUNE 24, 2004, AND JULY 19, 2004.

MONEY MANAGER CHANGES

     * On October 1, 2004, Marathon Asset Management, Ltd., which serves as a money manager for TIFF Multi-Asset Fund and TIFF International Equity Fund, formerly a corporation, re-organized as a limited liability partnership. The change in corporate form did not result in a change in control, as defined in the Investment Company Act of 1940, as amended. All fees charged and services provided to the funds remain identical in all respects. All references to "Marathon Asset Management, Ltd." are hereby replaced by references to "Marathon Asset Management LLP."

     * Effective September 24, 2004, Delaware International Advisers Ltd. ("Delaware") was acquired by an entity formed by senior management of Delaware and the private equity firm Hellman & Friedman LLC. The acquisition of Delaware resulted in a change of control and the deemed assignment and automatic termination of the money manager agreements between Delaware and the funds. The board approved new money manager agreements with the acquiring entity on behalf of the mutual funds. Subsequent to the acquisition, Delaware's name was changed to Mondrian Investment Partners Limited.

     * Effective July 1, 2004, the money manager agreement between Fischer Francis Trees & Watts, Inc. ("FFTW") and TIP on behalf of the TIFF Short-Term Fund was terminated. TIFF Advisory Services Inc. ("TAS") has replaced FFTW as money manager for the TIFF Short-Term Fund. All references to FFTW in TIP's statement of additional information are deleted.

     * Effective June 18, 2004, the money manager agreements between Harding, Loevner Management, LP and TIP on behalf of each of the TIFF Multi-Asset Fund and the TIFF International Equity Fund were terminated. All references to Harding, Loevner Management, LP listed in TIP's statement of additional information are deleted.

     * Effective May 31, 2004, Palo Alto Investors has resigned as a money manager for the TIFF US Equity Fund. All references to Palo Alto Investors in TIP's statement of additional information are deleted.

The section entitled "RISKS OF INVESTING CURRENT YEAR SPENDING MONIES IN THE SHORT-TERM FUND" in the right-hand column on page 16 is deleted.

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                       SUPPLEMENT DATED NOVEMBER 30, 2004
                     TO THE PROSPECTUS DATED APRIL 30, 2004

         THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENTS DATED MAY 11, 2004,
                       JUNE 24, 2004, AND JULY 19, 2004.



MONEY MANAGER CHANGES

     * On October 1, 2004, Marathon Asset Management, Ltd., which serves as a money manager for TIFF Multi-Asset Fund and TIFF International Equity Fund, formerly a corporation, re-organized as a limited liability partnership. The change in corporate form did not result in a change in control, as defined in the Investment Company Act of 1940, as amended. All fees charged and services provided to the funds remain identical in all respects. All references to "Marathon Asset Management, Ltd." are hereby replaced by references to "Marathon Asset Management LLP."

     * Effective September 24, 2004, Delaware International Advisers Ltd. ("Delaware") was acquired by an entity formed by senior management of Delaware and the private equity firm Hellman & Friedman LLC. The acquisition of Delaware resulted in a change of control and the deemed assignment and automatic termination of the money manager agreements between Delaware and the funds. The board approved new money manager agreements with the acquiring entity on behalf of the funds. Subsequent to the acquisition, Delaware's name was changed to Mondrian Investment Partners Limited. All references to "Delaware International Advisers Ltd." are hereby replaced by references to "Mondrian Investment Partners Ltd." or "Mondrian."

The following paragraph replaces the third paragraph in the second column on page 4 in the section entitled "MONEY MANAGERS AND THEIR STRATEGIES":

     MONDRIAN INVESTMENT PARTNERS LTD. takes a value-oriented approach to global equity investments. The manager identifies attractive stocks using a quantitative method (valuing future income streams adjusted for inflation) across all countries, sectors, and industries. In order to assess dividend income streams, the manager employs fundamental company analysis. A computer-based optimization model is then used to assist the process of allocation of assets in the portfolio. The manager may engage in currency hedging as a defensive strategy. Delaware Management Company, a series of Delaware Management Business Trust (Philadelphia, PA) provides sub-advisory services to Mondrian with respect to that portion of the assets invested in US securities.

The following paragraph replaces the last paragraph in the first column on page 18 in the section entitled "MONEY MANAGER FEE ARRANGEMENTS AND PORTFOLIO MANAGERS":

     MONDRIAN INVESTMENT PARTNERS LIMITED (80 Cheapside, 3rd Floor, London, England EC2V 6EE) is compensated based on assets. The manager receives 0.50% per year on the first $50 million of its portfolio, 0.35% per year on the next $50 million, and 0.30% per year on amounts above $100 million, subject to a minimum account size of $25 million or fees equivalent thereto. Mondrian compensates Delaware Management Company out of its fees. Elizabeth A. Desmond (director) has been a portfolio manager with Mondrian and its predecessor since 1991. Timothy G. Connors (senior vice president and director of fundamental research) has been a portfolio manager with Mondrian and its predecessor since 1997. Mondrian has managed assets for the fund since 2004 (and its predecessor managed assets for the fund from 2002 to 2004).

The following paragraph replaces the second paragraph in the second column on page 6 in the section entitled "MONEY MANAGERS AND THEIR STRATEGIES":

     MONDRIAN INVESTMENT PARTNERS LTD. takes a value-oriented approach to global equity investments. The manager identifies attractive stocks using a quantitative method (valuing future income streams adjusted for inflation) across all countries, sectors, and industries. In order to assess dividend income streams, the manager employs fundamental company analysis. A computer-based optimization model is then used to assist the process of allocation of assets in the portfolio. The manager may engage in currency hedging as a defensive strategy.

The following paragraph replaces the last paragraph in the first column on page 19 in the section entitled "MONEY MANAGER FEE ARRANGEMENTS AND PORTFOLIO MANAGERS":

     MONDRIAN INVESTMENT PARTNERS LTD. (80 Cheapside, 3rd Floor, London, England EC2V 6EE) is compensated based on assets. The manager receives 0.550% per year on the first $50 million of its portfolio, 0.385% per year on the next $50 million, and 0.330% per year on amounts above $100 million. Hamish O. Parker (director) has been a portfolio manager with Mondrian and its predecessor since 1990 and has managed assets for the fund since 1994. Mondrian has managed assets for the fund since 2004 (and its predecessor managed assets for the fund from 1994 to 2004).

     * Effective July 1, 2004, the money manager agreement between Fischer Francis Trees & Watts, Inc. ("FFTW") and TIP on behalf of the TIFF Short-Term Fund was terminated. TIFF Advisory Services Inc. ("TAS") has replaced FFTW as the manager for the TIFF Short-Term Fund. All references to FFTW in TIP's Prospectus are deleted. As a result of this change:

The following paragraph replaces the fourth paragraph in the first column on page 9 in the section entitled "RISK RETURN ANALYSIS - FUND DESCRIPTIONS - SHORT-TERM FUND":

        The manager, TAS, focuses on duration, maturity, relative valuations, and security selection. The fund typically maintains an overall minimum quality rating of at least AAA by Standard & Poor's Corporation.

The following paragraph replaces the second paragraph in the second column on page 20 in the section entitled "MONEY MANAGER FEE ARRANGEMENTS AND PORTFOLIO MANAGERS - SHORT-TERM FUND":

     TAS (590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA 22911) is compensated based on assets. The manager receives 0.03% per month on the first $1 billion; 0.02% on the next $1 billion; and 0.01% per month on amounts above $2 billion. Michael Costa (portfolio manager) has been a senior investment professional with TAS since 2001, overseeing manager allocations, portfolio strategies, and cash management for TAS. Prior to joining TIFF, Mr. Costa performed similar functions for Pine Grove Associates since 1998. Christine Riley (analyst) has been with TAS since 1993, has been actively engaged in portfolio monitoring since the fund's inception and now has analytical and portfolio implementation responsibilities. Mr. Costa and Ms. Riley consult regularly with David Salem, TAS's president and chief investment officer (since 1993), and Richard Flannery, TAS's chief executive officer (since 2004) and TIP's president and chief executive officer (since 2003).

     * Effective June 18, 2004, the money manager agreements between Harding, Loevner Management, LP and TIP on behalf of the TIFF Multi-Asset Fund and the TIFF International Equity Fund were terminated. All references to Harding, Loevner Management, LP in TIP's Prospectus are deleted.

     * Effective May 31, 2004, Palo Alto Investors has resigned as a money manager for the TIFF US Equity Fund. All references to Palo Alto Investors in TIP's Prospectus are deleted.

FEES AND EXPENSES. The information shown on page 13 of the Prospectus in the section entitled "FEES AND ANNUAL OPERATING EXPENSES" is revised as shown below. The annual operating expenses section of the table has been restated to reflect current money management fees and fees and expenses incurred as of December 31, 2003. The information in the shareholder fees section of the table remains unchanged.

                           Management Fees         Other Expenses               Total
Multi-Asset                     0.38%                   0.32%                   0.70%
International Equity            0.73%                   0.40%                   1.13%
US Equity                       0.54%                   0.25%                   0.79%
Short-Term                      0.03%                   0.18%                   0.21%

EXAMPLE. The example, which is intended to help members compare the cost of investing in the TIFF Multi-Asset Fund, the TIFF International Equity Fund, the TIFF US Equity Fund, and the TIFF Short-Term Fund with the cost of investing in other mutual funds, is revised as shown below. Actual costs may be higher or lower and this example does not reflect management fees paid to CIV managers.

EXPENSES PER $10,000 INVESTMENT

                          ONE YEAR                    THREE YEARS                     FIVE YEARS                      Ten Years
                          --------                    -----------                     ----------                       ---------
                    With            No               With           No              With         No               With       No
                 redemption      redemption      redemption      redemption      redemption   redemption      redemption redemption
                 at end of       at end of       at end of       at end of       at end of    at end of       at end of   at end of
                  period          period          period           period          period     period            period      period

Multi-Asset       $173             $121             $329            $273            $499       $438             $992        $916
International     $267             $189             $515            $431            $783       $693             $1,548      $1,439
Equity
US Equity         $131             $105             $305            $277            $493       $463             $1,038      $1,000
Short-Term        $22              $22              $68             $68             $118       $118             $268        $268

